Note 9 - Employee Benefits - Restricted Stock Activity (Details) - The 2017 Stock Incentive Plan [Member] - Restricted Stock [Member]	12 Months Ended
Oct. 31, 2017 $ / shares shares
Balance (in shares) | shares	667,048
Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.89
Granted (in shares) | shares	391,211
Granted, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.41
Vested (in shares) | shares	(108,467)
Vested, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.85
Forfeited (in shares) | shares	(112,834)
Forfeited, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.63
Balance (in shares) | shares	836,958
Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.66